Investments - Debt and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 20,170.1	[1]	$ 18,974.5	[1]
Gross Unrealized Gains	1,347.7	[1]	1,036.4	[1]
Gross Unrealized Losses	(76.1)	[1]	(280.5)	[1]
Fair Value	21,441.7	[1]	19,730.4	[1]
Non Credit Related Impairments	18.6		22.8
Net Unrealized Capital (Loss) Gains	3.6		6.6
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains	391.3		291.3
Gross Unrealized Losses	(16.7)		(60.3)
Fair Value	3,600.0		3,700.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	20,146.8		18,936.0
Gross Unrealized Gains	1,347.3		1,009.9
Gross Unrealized Losses	(72.3)		(276.8)
Fair Value	21,421.8		19,669.1
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,301.2		1,396.8
Gross Unrealized Gains	96.3		68.7
Gross Unrealized Losses	(0.6)		(3.0)
Fair Value	1,396.9		1,462.5
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	4,540.0		4,118.5
Gross Unrealized Gains	277.2		126.6
Gross Unrealized Losses	(7.8)		(82.8)
Fair Value	4,809.4		4,162.3
U.S. corporate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	8,033.2		7,559.0
Gross Unrealized Gains	606.8		493.7
Gross Unrealized Losses	(33.6)		(110.1)
Fair Value	8,606.4		7,942.6
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	3,343.6		3,209.6
Gross Unrealized Gains	267.0		198.9
Gross Unrealized Losses	(18.3)		(53.0)
Fair Value	3,592.3		3,355.5
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	902.7		928.4
Gross Unrealized Gains	28.9		16.9
Gross Unrealized Losses	(3.9)		(21.1)
Fair Value	927.7		924.2
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,324.6		1,323.5
Gross Unrealized Gains	52.8		88.2
Gross Unrealized Losses	(1.6)	[2]	(4.7)	[2]
Fair Value	1,375.8		1,407.0
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	644.7		343.4
Gross Unrealized Gains	5.8		8.3
Gross Unrealized Losses	(6.5)	[2]	(2.1)	[2]
Fair Value	644.0		349.6
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	56.8		56.8
Gross Unrealized Gains	12.5		8.6
Gross Unrealized Losses	0		0
Fair Value	69.3		65.4
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	23.3		38.5
Gross Unrealized Gains	0.4		26.5
Gross Unrealized Losses	(3.8)		(3.7)
Fair Value	$ 19.9		$ 61.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 135 for additional information on our accounting for discontinued products). At December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million and, at December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2014 and 2013, we held securities for which we previously recognized $18.6 million and $22.8 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2014 and 2013 of $3.6 million and $6.6 million, respectively.